FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	$ 19,775	$ 19,470
Income taxes payable	1,947	4,050
Loans payable	8,875
Lease liabilities	1,238
Provision for reclamation and rehabilitation	8,403	$ 8,195
Capital expenditure commitments	2,810
Operating leases	942
Total contractual obligations	43,990
Less than 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	19,775
Income taxes payable	1,947
Loans payable	2,955
Lease liabilities	164
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	2,810
Operating leases	128
Total contractual obligations	27,779
1 to 3 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Income taxes payable	0
Loans payable	4,510
Lease liabilities	335
Provision for reclamation and rehabilitation	6,221
Capital expenditure commitments	0
Operating leases	215
Total contractual obligations	11,281
4 to 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Income taxes payable	0
Loans payable	1,410
Lease liabilities	223
Provision for reclamation and rehabilitation	2,182
Capital expenditure commitments	0
Operating leases	215
Total contractual obligations	4,030
Over 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Income taxes payable	0
Loans payable	0
Lease liabilities	516
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	0
Operating leases	384
Total contractual obligations	$ 900